Investments - Credit Ratings (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,758,895
Fair Value	9,319,179
Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 323,077
Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	100.00%
Trading and Available for Sale Securities | Credit Rating Concentration Risk | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	3.50%
AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 2,751,751
AAA Rated | Trading and Available for Sale Securities | Credit Rating Concentration Risk | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	29.50%
AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,087,847
AA Rated | Trading and Available for Sale Securities | Credit Rating Concentration Risk | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	11.70%
A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 2,949,020
A Rated | Trading and Available for Sale Securities | Credit Rating Concentration Risk | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	31.60%
BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 2,186,810
BBB Rated | Trading and Available for Sale Securities | Credit Rating Concentration Risk | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	23.50%
Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 20,674
Not Rated | Trading and Available for Sale Securities | Credit Rating Concentration Risk
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	0.20%
U.S. government and agency
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 935,014
Fair Value	951,048
U.S. government and agency | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 0
U.S. government and agency | Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	10.20%
U.S. government and agency | AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 951,048
U.S. government and agency | AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
U.S. government and agency | A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
U.S. government and agency | BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
U.S. government and agency | Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
U.K. government
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	46,988
Fair Value	51,082
U.K. government | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 0
U.K. government | Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	0.60%
U.K. government | AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 0
U.K. government | AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	43,199
U.K. government | A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	7,883
U.K. government | BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
U.K. government | Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
Other government
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	463,765
Fair Value	502,153
Other government | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 5,267
Other government | Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	5.40%
Other government | AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 244,041
Other government | AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	159,095
Other government | A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	42,337
Other government | BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	51,413
Other government | Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
Corporate
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	5,226,238
Fair Value	5,686,732
Corporate | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 287,363
Corporate | Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	61.00%
Corporate | AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 172,718
Corporate | AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	607,796
Corporate | A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	2,646,602
Corporate | BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	1,960,971
Corporate | Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	11,282
Municipal
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	145,469
Fair Value	162,669
Municipal | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 0
Municipal | Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	1.70%
Municipal | AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,270
Municipal | AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	78,585
Municipal | A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	55,631
Municipal | BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	20,183
Municipal | Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
Residential mortgage-backed
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	545,628
Fair Value	553,945
Residential mortgage-backed | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 2,472
Residential mortgage-backed | Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	5.90%
Residential mortgage-backed | AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 544,545
Residential mortgage-backed | AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	0
Residential mortgage-backed | A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	2,195
Residential mortgage-backed | BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	2,615
Residential mortgage-backed | Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	2,118
Commercial mortgage-backed
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	828,155
Fair Value	854,090
Commercial mortgage-backed | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,961
Commercial mortgage-backed | Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	9.20%
Commercial mortgage-backed | AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 591,396
Commercial mortgage-backed | AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	115,114
Commercial mortgage-backed | A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	74,615
Commercial mortgage-backed | BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	61,730
Commercial mortgage-backed | Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	7,274
Asset-backed
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	567,638
Fair Value	557,460
Asset-backed | Non-Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 24,014
Asset-backed | Marketable Securities | Portfolio Concentration Risk | Trading Securities and Available for Sale Securities
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Percent of total investments	6.00%
Asset-backed | AAA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 239,733
Asset-backed | AA Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	84,058
Asset-backed | A Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	119,757
Asset-backed | BBB Rated | Investment Grade
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	89,898
Asset-backed | Not Rated
Schedule of Trading Securities and Available-for-sale Securities [Line Items]
Amortized Cost	$ 0